Note 19 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Forward contracts-asset position	$ 124	$ 0
Fair Value, Recurring [Member]
Interest rate swaps-asset position	1,229	7,241
Total	523	7,241
Forward contracts-asset position	124
Interest rate swaps-liability position	(830)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swaps-asset position	0	0
Total	0	0
Forward contracts-asset position	0
Interest rate swaps-liability position	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swaps-asset position	1,229	7,241
Total	523	7,241
Forward contracts-asset position	124
Interest rate swaps-liability position	(830)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swaps-asset position	0	0
Total	0	$ 0
Forward contracts-asset position	0
Interest rate swaps-liability position	$ 0